Label	Element	Value
Reserve Of Preference Shares Dividend	nomd_ReserveOfPreferenceSharesDividend	€ 531,500,000
Construction in progress	ifrs-full_ConstructionInProgress	27,200,000
Construction in progress	ifrs-full_ConstructionInProgress	€ 43,900,000
Present value of defined benefit obligation [member]
Disclosure of analysis of present value of defined benefit obligation [Table Text Block]	nomd_DisclosureofanalysisofpresentvalueofdefinedbenefitobligationTableTextBlock

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2024	€m	€m	€m
Present value of unfunded employee benefit obligations	54.4	6.5	60.9
Present value of funded employee benefit obligations	206.8	—	206.8
Subtotal present value of employee benefit obligations	261.2	6.5	267.7
Fair value of plan assets	(115.6)	—	(115.6)
Recognized liability for net employee benefit obligations	145.6	6.5	152.1

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2023	€m	€m	€m
Present value of unfunded employee benefit obligations	58.8	6.4	65.2
Present value of funded employee benefit obligations	203.1	—	203.1
Subtotal present value of employee benefit obligations	261.9	6.4	268.3
Fair value of plan assets	(110.0)	—	(110.0)
Recognized liability for net employee benefit obligations	151.9	6.4	158.3

United Kingdom, Pounds | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	€ (16,200,000)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(13,700,000)
United States of America, Dollars | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(15,800,000)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(12,900,000)
Sweden, Kronor | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	4,200,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	€ 4,800,000
Machinery and Equipment1 [Member] | Top of range [member]
Useful Lives Or Depreciation Rates, Property, Plant And Equipment, Period	nomd_UsefulLivesOrDepreciationRatesPropertyPlantAndEquipmentPeriod	20 years
Machinery and Equipment1 [Member] | Bottom of range [member]
Useful Lives Or Depreciation Rates, Property, Plant And Equipment, Period	nomd_UsefulLivesOrDepreciationRatesPropertyPlantAndEquipmentPeriod	5 years
Buildings [member]
Useful Lives Or Depreciation Rates, Property, Plant And Equipment, Period	nomd_UsefulLivesOrDepreciationRatesPropertyPlantAndEquipmentPeriod	40 years
Computer equipment [member] | Top of range [member]
Useful Lives Or Depreciation Rates, Property, Plant And Equipment, Period	nomd_UsefulLivesOrDepreciationRatesPropertyPlantAndEquipmentPeriod	5 years
Computer equipment [member] | Bottom of range [member]
Useful Lives Or Depreciation Rates, Property, Plant And Equipment, Period	nomd_UsefulLivesOrDepreciationRatesPropertyPlantAndEquipmentPeriod	3 years
Brand names [member]
Intangible Asset, Years Established	nomd_IntangibleAssetYearsEstablished	20 years
Computer software [member] | Top of range [member]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	nomd_UsefulLivesOrAmortisationRatesIntangibleAssetsOtherThanGoodwillPeriod	10 years
Computer software [member] | Bottom of range [member]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	nomd_UsefulLivesOrAmortisationRatesIntangibleAssetsOtherThanGoodwillPeriod	5 years
Customer-related intangible assets [member]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	nomd_UsefulLivesOrAmortisationRatesIntangibleAssetsOtherThanGoodwillPeriod	14 years
Key management personnel of entity or parent [member]
Dilutive Effect of Restricted Share Awards on Number of Ordinary Shares	nomd_DilutiveEffectofRestrictedShareAwardsonNumberofOrdinaryShares	60,041
Dilutive Effect of Restricted Share Awards on Number of Ordinary Shares	nomd_DilutiveEffectofRestrictedShareAwardsonNumberofOrdinaryShares	36,000
Dilutive Effect of Restricted Share Awards on Number of Ordinary Shares	nomd_DilutiveEffectofRestrictedShareAwardsonNumberofOrdinaryShares	0
Dilutive effect of share options on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfShareOptionsOnNumberOfOrdinaryShares	198,449
Dilutive effect of share options on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfShareOptionsOnNumberOfOrdinaryShares	87,656
Dilutive effect of share options on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfShareOptionsOnNumberOfOrdinaryShares	0
Dilutive effect of contingently issuable shares on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfContingentlyIssuableSharesOnWeightedAverageNumberOfOrdinaryShares	519,433
Dilutive effect of contingently issuable shares on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfContingentlyIssuableSharesOnWeightedAverageNumberOfOrdinaryShares	543,256
Dilutive effect of contingently issuable shares on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfContingentlyIssuableSharesOnWeightedAverageNumberOfOrdinaryShares	0